Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets Current And Non Current [Abstract]
Summary of Other Assets

	December 31,	December 31,
	2021	2022
Prepayments	$2,733,753	$2,942,936
Refundable deposits	879,093	1,033,414
	$3,612,846	$3,976,350